Note 19 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	Glen Hume	Connemara North	Maligreen	GG	Eagle Vulture, Mascot & Penzance	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2020	–	–	–	3,441	3,416	282	–	–	7,139
Acquisition costs:
- Option payments	2,500	300	–	–	–	–	–	–	2,800
Exploration costs:
- Consumables and drilling	161	–	–	28	–	–	–	–	189
- Labour	–	–	–	35	11	–	–	–	46
- Power	–	–	–	19	3	2	–	–	24
Reallocate to assets held for sale *	–	–	–	–	(500)	–	–	–	(500)
Impairment *	–	–	–	–	(2,930)	–	–	–	(2,930)
Balance at December 31, 2020	2,661	300	–	3,523	–	284	–	–	6,768

Balance at January 1, 2021	2,661	300	–	3,523	–	284	–	–	6,768
- Mining claims acquired	–	–	4,000	–	–	–	–	–	4,000
Decommissioning asset acquired	–	–	135	–	–	–	–	–	135
Exploration costs:
- Consumables and drilling	1,074	71	14	16	–	–	12	31	1,218
- Contractor	42	51	–	–	–	–	–	24	117
- Labour	60	41	47	46	–	–	4	10	208
- Power	–	–	–	33	–	6	–	–	39
Impairment ~	(3,837)	–	–	–	–	–	–	–	(3,837)
Balance at December 31, 2021	–	463	4,196	3,618	–	290	16	65	8,648